Debt (details) - Junior Sub Debt $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Debt Instrument
Unamortized fair value adjustment, debt	$ 47	$ 49
Junior subordinated debt [Member]
Debt Instrument
Number of junior subordinated debentures that are not fixed-to-floating rate debentures | item	3
Number of separate trusts that issued preferred securities and used proceeds to purchase the Company's subordinated debentures that are not fixed-to-floating rate | item	3
Impact of amortization of the fair value adjustment on interest expense	$ 2	$ 1
7.625% Junior subordinated debentures due December 15, 2027 [Member]
Debt Instrument
Interest rate (percent)	7.625%	7.625%
Debt, effective interest rate (percent)	6.147%	6.147%
Unamortized fair value adjustment, debt	$ 14	$ 15
8.50% Junior subordinated debentures due December 15, 2045 [Member]
Debt Instrument
Interest rate (percent)	8.50%	8.50%
Debt, effective interest rate (percent)	6.362%	6.362%
Unamortized fair value adjustment, debt	$ 15	$ 15
8.312% Junior subordinated debentures due July 1, 2046 [Member]
Debt Instrument
Interest rate (percent)	8.312%	8.312%
Debt, effective interest rate (percent)	6.362%	6.362%
Unamortized fair value adjustment, debt	$ 18	$ 19
6.25% Fixed-to-floating rate junior subordinated debentures due March 15, 2067 [Member]
Debt Instrument
Number of consecutive years before Company is required to settle deferred interest	5 years
Number of consecutive years Company may defer interest without giving rise to an event of default	10 years
Interest rate (percent)	6.25%	6.25%
6.25% Fixed-to-floating rate junior subordinated debentures due March 15, 2067 [Member] | Minimum [Member]
Debt Instrument
Number of occasions the Company may defer payment of interest | item	1
6.25% Fixed-to-floating rate junior subordinated debentures due March 15, 2067 [Member] | Period from issuance to March 14, 2017 [Member]
Debt Instrument
Interest rate (percent)	6.25%
6.25% Fixed-to-floating rate junior subordinated debentures due March 15, 2067 [Member] | Period from March 15, 2017 until redemption [Member]
Debt Instrument
Percentage of principal amount at which redemption price may be set	100.00%
6.25% Fixed-to-floating rate junior subordinated debentures due March 15, 2067 [Member] | Period from March 15, 2017 until redemption [Member] | LIBOR [Member]
Debt Instrument
Maturity of LIBOR rate used	three-month LIBOR
Basis spread on variable rate	2.215%
6.25% Fixed-to-floating rate junior subordinated debentures due March 15, 2067 [Member] | Period from March 15, 2037 until redemption [Member]
Debt Instrument
Days in period during which Company will be required to raise proceeds to repay debentures if Company chooses not to redeem the debentures	180 days
6.25% Fixed-to-floating rate junior subordinated debentures due March 15, 2067 [Member] | Period from March 15, 2037 until redemption [Member] | Minimum [Member]
Debt Instrument
Days before scheduled maturity date that Company's 180-day period must end	10 days
6.25% Fixed-to-floating rate junior subordinated debentures due March 15, 2067 [Member] | Period from March 15, 2037 until redemption [Member] | Maxiumum [Member]
Debt Instrument
Days before scheduled maturity date that Company's 180-day period must end	15 days